Share based compensation, Share Options (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2024 shares	Sep. 30, 2024 shares $ / shares	Jun. 30, 2021 shares
Share based payment arrangement [Abstract]
Number of shares reserved for future issuance (in shares)			1,202,734
Number of ordinary shares available for future issuance (in shares)	427,256	427,256
Number of options granted (in shares)		185,120
Exercise price for option granted (in dollars per share) | $ / shares		$ 8.07
Employees [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	30,500	152,000
Share option award granted period	8 years	8 years
Board of Directors [Member]
Share based payment arrangement [Abstract]
Number of options granted (in shares)	16,596	33,120
Vesting condition		2 years
Share option award granted period		7 years
Exercise price for option granted (in dollars per share) | $ / shares		$ 0.025